Report Of The Directors Financial Review Risk Report - Trading VaR, 99% 1 Day (Details) - Trading portfolios - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk	$ 57.1	$ 63.7
Average
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk	54.8	47.8
Top of range
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk	71.2	70.8
Bottom of range
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk	43.9	36.6
Foreign exchange (FX) and commodity
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk	12.6	7.4
Foreign exchange (FX) and commodity | Average
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk	9.5	10.4
Foreign exchange (FX) and commodity | Top of range
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk	21.8	23.0
Foreign exchange (FX) and commodity | Bottom of range
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk	5.5	4.9
Interest rate
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk	33.9	30.8
Interest rate | Average
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk	36.4	38.2
Interest rate | Top of range
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk	49.9	67.1
Interest rate | Bottom of range
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk	27.0	27.2
Equity (EQ)
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk	22.6	32.6
Equity (EQ) | Average
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk	22.5	16.7
Equity (EQ) | Top of range
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk	33.8	32.6
Equity (EQ) | Bottom of range
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk	13.5	9.1
Credit spread
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk	25.9	31.1
Credit spread | Average
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk	20.7	15.4
Credit spread | Top of range
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk	35.2	31.8
Credit spread | Bottom of range
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk	12.2	5.1
Portfolio diversification
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk	(37.9)	(38.2)
Portfolio diversification | Average
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk	$ (34.3)	$ (32.9)